UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781 PFS Funds (Exact name of registrant as specified in charter)

     480 N. Magnolia Avenue, Suite 103, El Cajon, CA 92020
(Address of principal executive offices)                     (Zip code)

Ross C. Provence
480 N. Magnolia Avenue, Suite 103, El Cajon, CA 92020
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

AERO NEW INNOVATIONS FUND (AEROX)
For Investors Seeking Capital Appreciation

SEMI-ANNUAL REPORT September 30, 2010

The Fund was liquidated on October 27, 2010

AERO NEW INNOVATIONS FUND (Unaudited)

AERO NEW INNOVATIONS FUND by Sectors (Unaudited) (as a percentage of Net Assets)

             * Net Cash represents cash equivalents and other assets less liabilities.

PERFORMANCE INFORMATION (Unaudited)

9/30/10 NAV $9.41

AVERAGE ANNUAL TOTAL RETURN (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2010

Since
Inception(A)
Aero New Innovations Fund	-5.90%

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Aero New Innovations Fund was April 6, 2010.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-877-420-8725.

2010 Semi-Annual Report 1

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Aero Asset Management, LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge calling our toll free number (1-877-420-8725). It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-877-420-8725). This information is also available on the SEC’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on April 6, 2010 and held through September 30, 2010.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 6, 2010 to
	April 6, 2010	September 30, 2010	September 30, 2010

Actual	$1,000.00	$941.00	$8.28

Hypothetical	$1,000.00	$1,015.85	$8.60
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 178/365 (to reflect the partial period).

2010 Semi-Annual Report 2

Aero New Innovations Fund

		Schedule of Investments
	September 30, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Communication Services
225	American Tower Corp. *	$ 11,534	3.31%
Computer Communications Equipment
175	Riverbed Technology, Inc. *	7,976	2.29%
Computer Storage Devices
350	EMC Corporation *	7,109	2.04%
Engines & Turbines
600	Westport Innovations Inc. * (Canada)	10,560	3.03%
Heavy Construction Other Than Building C
200	Fluor Corporation	9,906	2.84%
In Vitro & In Vivo Diagnostic Substances
350	Human Genome Sciences Inc. *	10,426	2.99%
Laboratory Analytical Instruments
225	Illumina Inc. *	11,070	3.17%
Motors & Generators
300	American Superconductor Corporation *	9,330	2.68%
Pharmaceutical Preparations
300	Ardea Biosciences, Inc.	6,900
650	Jazz Pharmaceuticals, Inc. *	6,975
		13,875	3.98%
Retail - Drug Stores & Proprietary Stores
200	Express Scripts Inc. *	9,740	2.79%
Retail - Eating & Drinking Places
400	Starbucks Corp.	10,220	2.93%
Retail - Eating Places
250	Buffalo Wild Wings Inc. *	11,973	3.43%
Retail - Grocery Stores
200	Whole Foods Market, Inc. *	7,422	2.13%
Semiconductors & Related Devices
300	Microchip Technology Inc.	9,435	2.71%
Services - Commercial Physical & Biological Research
600	Incyte Corporation *	9,594	2.75%
Services - Computer Integrated Systems Design
500	Allscripts Healthcare Solutions, Inc. *	9,235	2.65%
Services - Computer Processing & Data Preparation
200	Pegasystems Inc.	6,210	1.78%
Services - Miscellaneous Health & Allied Services, NEC
350	IPC The Hospitalist Company, Inc. *	9,555	2.74%
Services - Prepackaged Software
375	Informatica Corporation *	14,404	4.12%
Surgical & Medical Instruments & Apparatus
125	Emergency Medical Services Corp. *	6,656
250	ResMed Inc. *	8,202
		14,858	4.25%
Total for Common Stock (Cost $179,568)		$ 204,432	58.61%
REAL ESTATE INVESTMENT TRUSTS
1,000	Whitestone REIT	$ 11,980	3.43%
Total for Real Estate Investment Trusts (Cost $12,000)
CASH EQUIVALENTS
124,379	AIM Liquid Assets 0.25% **	124,379	35.67%
Total for Cash Equivalents (Cost $124,379)
Total Investment Securities		340,791	97.71%
	(Cost $315,947)
Other Assets In Excess of Liabilities		7,993	2.29%
Net Assets		$ 348,784	100.00%

* Non-Income Producing Securities. ** Variable rate security; the yield rate shown represents the rate at September 30, 2010. The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 3

Aero New Innovations Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2010

Assets:
Investment Securities at Market Value	$ 340,791
(Cost $315,947)
Cash	100
Dividend Receivable	135
Interest Receivable	18
Receivable for Securities Sold	8,230
Total Assets	349,274
Liabilities:
Payable to Advisor for Service Fees (Note 4)	210
Payable to Advisor for Management Fees (Note 4)	280
Total Liabilities	490
Net Assets	$ 348,784

Net Assets Consist of:
Paid In Capital (Note 5)	$ 354,250
Accumulated Net Investment Income/(Loss)	(1,669)
Accumulated Realized Loss on Investments - Net	(28,641)
Unrealized Appreciation in Value of Investments
Based on Identified Cost - Net	24,844
Net Assets, for 37,075 Shares Outstanding	$ 348,784
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($348,784/37,075 shares)	$ 9.41
Redemption Price Per Share ($9.41 * 0.98) (Note 2)	$ 9.22

Statement of Operations (Unaudited)
For the period April 6, 2010* through September 30, 2010

Investment Income:
Dividends	$ 471
Interest	107
Total Investment Income	578
Expenses:
Management Fees (Note 4)	1,284
Service Fees (Note 4)	963
Total Expenses	2,247

Net Investment Loss	(1,669)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(28,641)
Net Change in Unrealized Appreciation on Investments	24,844
Net Realized and Unrealized Loss on Investments	(3,797)

Net Decrease in Net Assets from Operations	$ (5,466)

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2010 Semi-Annual Report 4

Aero New Innovations Fund

Statement of Changes in Net Assets	(Unaudited)
	4/6/2010*
	to
	9/30/2010
From Operations:
Net Investment Loss	$ (1,669)
Net Realized Loss on Investments	(28,641)
Change in Net Unrealized Appreciation/(Depreciation)	24,844
Increase/(Decrease) in Net Assets from Operations	(5,466)
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	254,250
Proceeds From Redemption Fees (Note 2)	-
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	-
Net Increase (Decrease) from Shareholder Activity	254,250

Net Increase (Decrease) in Net Assets	248,784

Net Assets at Beginning of Period	100,000
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of ($1,669))	$ 348,784

Share Transactions:
Issued	27,075
Reinvested	-
Redeemed	-
Net Increase in Shares	27,075
Shares Outstanding Beginning of Period	10,000
Shares Outstanding End of Period	37,075

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	4/6/2010*
	to
	9/30/2010
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Loss (a)	(0.06)
Net Gain (Loss) on Securities
(Realized and Unrealized)	(0.53)
Total from Investment Operations	(0.59)

Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-

Proceeds from Redemption Fee (Note 2)	-

Net Asset Value -
End of Period	$ 9.41
Total Return (b)	(5.90)%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 349
Ratio of Expenses to Average Net Assets	1.75%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.30)%	**
Portfolio Turnover Rate	81.44%	***

The accompanying notes are an integral part of these financial statements.

* Commencement of Operations. ** Annualized. *** Not Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

2010 Semi-Annual Report 5

NOTES TO FINANCIAL STATEMENTS AERO NEW INNOVATIONS FUND September 30, 2010 (UNAUDITED)

1.) ORGANIZATION:
Aero New Innovations Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on March 5, 2010. The Trust is an open-end investment company established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000. Prior to March 5, 2010 the Trust was named Wireless Fund. The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2010, there were four series authorized by the Trust. The Fund commenced operations on April 6, 2010. The Fund's investment objective is to seek capital appreciation. The investment advisor to the Fund is Aero Asset Management, LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 180 days or less. During the period April 6, 2010 through September 30, 2010, proceeds from redemption fees amounted to $0.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported

2010 Semi-Annual Report 6

Notes to the Financial Statements (Unaudited) - continued

amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific indentification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.) SECURITIES VALUATIONS
As described in Note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust and are categorized in level 2 or level 3, when appropriate.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price

2010 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 204,432	$0	$0	$204,432
Real Estate Investment Trusts	11,980	0	0	11,980
Cash Equivalents	124,379	0	0	124,379
Total	$340,791	$0	$0	$340,791

The Fund did not hold any Level 3 assets during the period April 6, 2010 through September 30, 2010.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary or non-recurring expenses. For its services, the Advisor receives a service fee equal to 0.75% of the average daily net assets of the Fund.

For the period April 6, 2010 through September 30, 2010, the Advisor earned management fees totaling $1,284, of which $280 was due to the Advisor at September 30, 2010. For the same period, the Advisor earned service fees of $963, of which $210 was due to the Advisor at September 30, 2010.

5.) CAPITAL SHARES
The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid-in capital at September 30, 2010 was $354,250 representing 37,075 shares outstanding.

6.) RELATED PARTY TRANSACTIONS
A Control person of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Advisor.

The Trustees who are not interested persons of the Fund received a total of $1,250 in Trustees’ fees plus travel and related expenses for the period April 6, 2010 through September 30, 2010. Under the Management Agreement, the Advisor pays these fees.

2010 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

7.) PURCHASES AND SALES OF SECURITIES
For the period April 6, 2010 through September 30, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,294,252 and $1,074,044, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS
For Federal income tax purposes, the cost of investments owned at September 30, 2010 was $315,947. At September 30, 2010, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$25,023	($179)	$24,844

There were no differences between book basis and tax basis unrealized appreciation.

9.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2010, Vincent Stefano and Luis Ontiveros, both held, in aggregate, 53.94% and 30.24%, respectively of the shares of the Fund, and therefore both may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS
There were no distributions paid during the period April 6, 2010 through September 30, 2010.

11.) SUBSEQUENT EVENT
Effective October 13, 2010, the Fund’s Trustees approved a Plan of Liquidation (the “Plan”) relating to the Fund. Management’s recommendation to the Board to approve the Plan was based on the inability to market the Fund and Management’s prospective new ownership indication that it did not desire to continue to support the Fund. As a result, the Trustees concluded that it was in the best interests of shareholders to liquidate the Fund.

In connection with the liquidation and dissolution of the Fund, the Board directed the Trust’s principal underwriter to cease offering shares of the Fund. Shareholders continued to reinvest dividends and distributions in the Fund or redeemed their shares until the liquidation.

The Fund liquidated on October 27, 2010. Remaining shareholders on the date of liquidation received a distribution in liquidation of the Fund.

2010 Semi-Annual Report 9

ADDITIONAL INFORMATION September 30, 2010 (UNAUDITED)

On March 5, 2010, the Board of Trustees (the “Trustees”) considered the approval of the Management Agreement (the “Agreement”) between Aero Asset Management, LLC and the Fund. In reviewing the Agreement, the Trustees received materials from the Advisor addressing the following factors: (i) the investment performance of the Fund and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

In determining whether to approve the Agreement, the Trustees met with the Advisor, to discuss the terms of the Agreement. The Board discussed the background and investment management experience of the Advisor's professional staff. Since the Advisor is a newly formed advisor, there was no historical performance for it to present to the Trustees. However, the Trustees discussed the Advisor's portfolio management background. As for the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor's experience and capabilities. The Advisor reviewed and discussed with the Trustees its ADV, and certified to the Trustees that it has adopted procedures reasonably designed to prevent violations of the Code of Ethics. The Advisor summarized the information provided to the Trustees regarding matters such as its financial condition and its investment personnel. The Advisor then discussed his background and investment management experience. Furthermore, the Trustees reviewed the Advisor's financial information and a memorandum stating that the Advisor is sufficiently capitalized and willing to cover any shortfalls associated with it and the Fund. The Trustees concluded that the nature and extent of the services to be provided by the Advisor were consistent with their expectations. The Trustees also concluded that the Advisor has the resources to provide quality advisory services to the Fund.

As to the costs of the services to be provided, the Trustees reviewed the proposed fees under the Agreement compared to a peer group, which consisted of small company blend growth funds. The comparative report indicated that the Fund's expense ratio of 1.75% was lower than its peer group's average gross expense ratio of 2.80% . The Advisor stated that it is a newly formed advisor and will only be managing the Fund in the near future. The Trustees also reviewed the management fees and noted that the management fee for the Fund was within the range of its peer group. Based on this information, the Trustees concluded that the advisory fee was reasonable. The Trustees also reviewed a projected profit and loss analysis prepared by the Advisor. The Trustees concluded that the Advisor would not be overly profitable, and that an in depth discussion regarding economies of scale would be premature based on the fact that the Fund is new.

The Trustees then discussed each of the factors addressed above, reviewed the terms of the Agreement and were reminded by legal counsel of their fiduciary duties in approving the Agreement.

Next, the Independent Trustees met in executive session to discuss the approval of the Agreement. The officers of the Trust and personnel from the Advisor were excused during this discussion. Based upon the information provided, it was the Trustees' consensus (including all of the independent Trustees) that the fee to be paid to the Advisor, pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund's shareholders.

2010 Semi-Annual Report 10

Board of Trustees
Thomas H. Addis III
George Cossolias, CPA
Jeffrey R. Provence
Ross C. Provence

Investment Advisor
Aero Asset Management, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Aero New
Innovations Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

AERO NEW INNOVATIONS FUND 402 West Broadway, Suite 2800 San Diego, California 92101

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ Ross C. Provence Ross C. Provence President

Date: 12/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence Ross C. Provence President

Date: 12/7/10

By: /s/ Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 12/7/10